Annual Total Returns	Dec. 31, 2025	Dec. 31, 2024
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance Ultra-Short Income ETF | Eaton Vance Ultra-Short Income ETF
Prospectus [Line Items]
Annual Return [Percent]	5.16%	6.16%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance High Yield ETF | Eaton Vance High Yield ETF
Prospectus [Line Items]
Annual Return [Percent]	8.94%	6.42%
Eaton Vance Fixed-Income ETFs_Pro_January 2026_497C | Eaton Vance Intermediate Municipal Income ETF | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]
Annual Return [Percent]	5.73%	2.12%
Morgan Stanley Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF | Eaton Vance Floating-Rate ETF
Prospectus [Line Items]
Annual Return [Percent]	5.78%
Morgan Stanley Parametric Equity Plus ETF | Parametric Equity Plus ETF | Parametric Equity Plus ETF
Prospectus [Line Items]
Annual Return [Percent]	20.12%
Morgan Stanley Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF | Parametric Equity Premium Income ETF
Prospectus [Line Items]
Annual Return [Percent]	6.63%	8.88%